Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, New Yok 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Container Leasing International, LLC (the “Manager”) CLI Funding VIII LLC (the “Issuer”) 5 Paragon Drive Montvale, New Jersey 07645	18 June 2025

Re:	CLI Funding VIII LLC
Fixed Rate Asset Backed Notes, Series 2025-R (the “Notes”)
Sample Container Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Manager, Issuer and RBC Capital Markets, LLC (the “Sole Structuring Agent”) (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of equipment leases (the “Leases”) and corresponding refrigerated or other type of marine or intermodal containers or generator sets (the “Containers”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Manager, on behalf of the Issuer, provided us with:

a.	Electronic data files (collectively, the “Provided Data Files”):

i.	Labeled “CLI Funding VIII_Preliminary Data File 5.20.2025.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Container Data File”), that the Manager, on behalf of the Issuer, indicated contains information as of 31 March 2025 (the “Statistical Cut-Off Date”) relating to certain equipment leases (the “Preliminary Leases”) and corresponding refrigerated or other type of marine or intermodal containers or generator sets (the “Preliminary Containers”) that are expected to be representative of the Leases and Containers (respectively) and

ii.	Labeled “Preliminary Data File_v Final.xlsx” and the corresponding record layout and decode information, as applicable (the “Container Data File”), that the Manager, on behalf of the Issuer, indicated contains information as of the Statistical Cut-Off Date relating to the Leases and Containers,

b.	Imaged copies of the following documents (collectively, the “Source Documents”):

i.	The lease addendum or other related documents (collectively and as applicable, the “Lease Addendum”),

ii.	The customer rental invoices (collectively and as applicable, the “Rental Invoice”),

iii.	The container cost invoice(s), machinery cost invoice(s), positioning cost invoice(s), inspection invoice(s) and/or other related documents (collectively and as applicable, the “Cost Invoice”) and

iv.	Certain printed screen shots from the Manager’s servicing system (the “Mistral System Screen Shots”),

as applicable, that the Manager, on behalf of the Issuer, indicated relate to each Sample Container (as defined in Attachment A),

c.	Certain schedules and the corresponding record layout and decode information, as applicable, that the Manager, on behalf of the Issuer, indicated contain certain information relating to the:

i.	Cost amount for certain Sample Containers (the “Invoice Details Schedules”) and

ii.	Cost amount and net book value for each Sample Capital Container (as defined in Exhibit 1 to Attachment A) (the “Flexxperts Amortization Schedules”),

d.	Certain schedules and the corresponding record layout and decode information, as applicable (the “Equipment ID Mapping Schedules,” together with the Source Documents, Invoice Details Schedules and Flexxperts Amortization Schedules, the “Sources”), that the Manager, on behalf of the Issuer, indicated contains information relating to the equipment ID corresponding to each Sample Container,

e.	The list of relevant characteristics (the “Sample Characteristics”) on the Provided Data Files, which is shown on Exhibit 1 to Attachment A,

f.	Instructions, assumptions and methodologies (collectively, the “Net Book Value Calculation Methodology”), which are shown on Exhibit 2 to Attachment A, that the Manager, on behalf of the Issuer, indicated relate to the calculation of the net book value (the “Net Book Value”) for each Sample Container and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Provided Data Files is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, recalculating or observing, as applicable, certain information that is further described in Attachment A. The Issuer is responsible for the Subject Matter, Provided Data Files, Sources, Sample Characteristics, Net Book Value Calculation Methodology and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources, Net Book Value Calculation Methodology or any other information provided to us, or that we were instructed to obtain, as applicable, by the Manager, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Leases, Leases, Preliminary Containers, or Containers, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Manager, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Leases,

iii.	Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

18 June 2025

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Manager, on behalf of the Issuer, we randomly selected a sample of 10 Preliminary Containers from the Preliminary Container Data File (the “Sample Containers”). For the purpose of this procedure, the Manager, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Sample Containers or the methodology they instructed us to use to select the Sample Containers from the Preliminary Container Data File.

For the purpose of the procedures described in this report, the 10 Sample Containers are referred to as Sample Container Numbers 1 through 10.

2.	For each Sample Container, as applicable, we:

a.	Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Container Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources or the Preliminary Container Data File, as applicable, subject to the instructions, assumptions and methodologies provided by the Manager, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Manager, on behalf of the Issuer, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was found to be in agreement.

b.	Observed that the Lease Addendum contained a signature in the customer signature section of the Lease Addendum. We performed no procedures to determine the validity of the signature contained in the customer signature section of the Lease Addendum.

Attachment A Page 2 of 2

3.	For each container on the Preliminary Container Data File and Container Data File, we compared the mistral tag number, as shown on the Preliminary Container Data File, to the corresponding mistral tag number, as shown on the Container Data File, and noted that:

a.	37,276 of the Containers included on the Container Data File were not included on the Preliminary Container Data File,

b.	30,900 of the Preliminary Containers included on the Preliminary Container Data File were not included on the Container Data File (the “Removed Preliminary Containers”) and

c.	One of the Removed Preliminary Containers was a Sample Container (the “Removed Sample Container”).

The Removed Sample Container is Sample Container Number 1.

4.	For the 9 Sample Containers included on the Container Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Container Data File, to the corresponding information, as shown on the Container Data File. All such compared information was found to be in agreement.

Exhibit 1 to Attachment A Page 1 of 6

Sample Characteristics and Sources

Sample Characteristic	Preliminary Container Data File Field Name	Source(s)	Note(s)
Mistral tag number	Mistral #	Lease Addendum or Rental Invoice	i., ii.
Customer name	Cust Name	Lease Addendum	iii., iv.
Contract number	Contract#	Lease Addendum	i., iii., v.
Equipment ID	EqpDesc	(a) Lease Addendum and Equipment Mapping Schedules or (b) Mistral System Screen Shots and Equipment Mapping Schedules	vi.
Cost amount	COST	(a) Cost Invoice,Invoice Details Schedules and recalculation, (b) Flexxperts Amortization Schedules or (c) Invoice Details Schedules	vii.
Contract begin date	ContBegin	(a) Lease Addendum, (b) Lease Addendum and recalculation or (c) Mistral System Screen Shots	iii., viii.
Contract end date	ContEnd	(a) Lease Addendum, (b) Lease Addendum and recalculation or (c) Mistral System Screen Shots	iii., ix., x.
Daily rental rate	Daily Rate	Lease Addendum or Rental Invoice	iii., xi.
Purchase option amount	PO Amt	Lease Addendum	iii., xii.
Remaining term	RemainTerm	(a) Lease Addendum and recalculation or (b) Mistral System Screen Shots and recalculation	iii., ix., xiii.
Age	AGE	Recalculation	xiv.
Net book value	NBV	(a) Equipment ID Mapping Schedules and recalculation, (b) Flexxperts Amortization Schedules or (c) Invoice Details Schedules	xv.

Exhibit 1 to Attachment A Page 2 of 6

Notes:

i.	For identification purposes.

ii.	For the purpose of comparing the mistral tag number Sample Characteristic for each Sample Container, the Manager, on behalf of the Issuer, instructed us to note agreement if the mistral tag number, as shown on the Preliminary Container Data File, agreed with the corresponding mistral tag number in at least one of the Lease Addendum or Rental Invoice. We performed no procedures to reconcile any differences that may exist relating to the information shown in the Lease Addendum and Rental Invoice.

iii.	The Manager, on behalf of the Issuer, instructed us not to compare the indicated Sample Characteristics for the Sample Container with a lease type value of “AVA,” as shown on the Preliminary Container Data File, if applicable (each, a “Sample Available for Sale Container”).

iv.	For the purpose of comparing the customer name Sample Characteristic for each Sample Container (except for any Sample Available for Sale Containers, if applicable), the Manager, on behalf of the Issuer, instructed us to note agreement if the customer name value, as shown on the Preliminary Container Data File, agreed with the corresponding customer name value, as shown in the Lease Addendum, in accordance with the following decode table, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note:

Preliminary Container Data File Value	Source Value
Evergreen Marine Corporation	Evergreen International S.A.
Evergreen Marine (Asia) Pte Ltd	Evergreen International S.A.
Mediterranean Shipping Co. S.A.	MSC Mediterranean Shipping Co. S.A.
COSCO (Cayman) Mercury Co Ltd	COSCO Shipping Lines Co. Ltd.

For the purpose of this procedure, the Manager, on behalf of the Issuer, instructed us to ignore differences that appear to be due to abbreviations and truncations.

v.	For the purpose of comparing the contract number Sample Characteristic for each Sample Container (except for any Sample Available for Sale Containers, if applicable), the Manager, on behalf of the Issuer, instructed us to ignore differences that appear to be due to truncations.

Exhibit 1 to Attachment A Page 3 of 6

Notes: (continued)

vi.	For the purpose of comparing the equipment ID Sample Characteristic for each Sample Container (except for Sample Container Numbers 3, 5 and 9), the Manager, on behalf of the Issuer, instructed us to:

a.	Use the equipment ID, as shown in the Lease Addendum, corresponding to the daily rental rate, as shown on the Preliminary Container Data File, in cases where the Lease Addendum does not describe the equipment ID for the corresponding Sample Container,

b.	Use the decode information shown on the Equipment ID Mapping Schedules and

c.	Ignore differences that appear to be due to abbreviations and truncations.

For the purpose of comparing the equipment ID Sample Characteristic for Sample Container Numbers 3, 5 and 9, the Manager, on behalf of the Issuer, instructed us to:

a.	Use the equipment ID, as shown on the Mistral System Screen Shots,

b.	Use the decode information shown on the Equipment ID Mapping Schedules and

c.	Ignore differences that appear to be due to abbreviations and truncations.

vii.	For the purpose of comparing the cost amount Sample Characteristic for each Sample Container with a lease type value of “TERM” or “MLA,” as shown on the Preliminary Container Data File, if applicable (each, a “Sample Term Container” or “Sample MLA Container,” respectively), the Manager, on behalf of the Issuer, instructed us to:

a.	Recalculate the cost amount as the sum of:

(1)	The corresponding cost amounts for such Sample Container, all as shown in the Cost Invoice, and

(2)	If applicable, the additional cost amounts for such Sample Container, all as shown on the Invoice Details Schedules, and

b.	Ignore differences of +/- 2.5% or less (calculated as a percentage of the cost amount value shown on the Preliminary Container Data File).

For the purpose of comparing the cost amount Sample Characteristic for each Sample Container with a lease type value of “CAPITAL,” as shown on the Preliminary Container Data File (each, a “Sample Capital Container”) the Manager, on behalf of the Issuer, instructed us to:

a.	Use the combined begin principal balance for period 1, as shown on the Flexxperts Amortization Schedules, and

b.	Ignore differences of +/- 2.5% or less (calculated as a percentage of the cost amount value shown on the Preliminary Container Data File).

Exhibit 1 to Attachment A Page 4 of 6

Notes: (continued)

viii.	For the purpose of comparing the contract begin date Sample Characteristic for each Sample Container (except for (a) any Sample Available for Sale Containers, if applicable, and (b) Sample Container Numbers 1, 3, 5, 9 and 10), the Manager, on behalf of the Issuer, instructed us to:

a.	Use the Lease Addendum as the Source or

b.	Recalculate the contract begin date using the information, assumptions and methodologies described in the Lease Addendum, if the contract begin date was not specifically stated in the Lease Addendum.

For the purpose of comparing the contract begin date Sample Characteristic for Sample Container Numbers 1, 3, 5, 9 and 10, the Manager, on behalf of the Issuer, instructed us to use the Mistral System Screen Shots as the Source.

ix.	The Manager, on behalf of the Issuer, instructed us not to compare the indicated Sample Characteristics for:

a.	The Sample MLA Containers, if applicable, or

b.	Sample Containers with a corresponding value of <blank>, “0,” “-“ or “#N/A,” as shown on the Preliminary Container Data File

(collectively, the “Non Compared Sample Containers”).

x.	For the purpose of comparing the contract end date Sample Characteristic for each Sample Container (except for (a) any Sample Available for Sale Containers, if applicable, (b) the Non Compared Sample Containers and (c) Sample Container Numbers 1, 3 and 10) the Manager, on behalf of the Issuer, instructed us to:

a.	Use the Lease Addendum as the Source or

b.	Recalculate the contract end date using the information, assumptions and methodologies described in the Lease Addendum, if the contract end date was not specifically stated in the Lease Addendum,

subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the contract end date Sample Characteristic for Sample Container Numbers 1, 3 and 10, the Manager, on behalf of the Issuer, instructed us to use the Mistral System Screen Shots as the Source, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Manager, on behalf of the Issuer, instructed us to ignore differences of one day or less.

Exhibit 1 to Attachment A Page 5 of 6

Notes: (continued)

xi.	For the purpose of comparing the daily rental rate Sample Characteristic for each Sample Container (except for any Sample Available for Sale Containers, if applicable), the Manager, on behalf of the Issuer, instructed us to note agreement if the daily rental rate, as shown on the Preliminary Container Data File, agreed with the corresponding daily rental rate in at least one of the Lease Addendum or Rental Invoice. We performed no procedures to reconcile any differences that may exist relating to the information shown in the Lease Addendum and Rental Invoice.

xii.	For the purpose of comparing the purchase option amount Sample Characteristic for each Sample Container (except for any Sample Available for Sale Containers, if applicable), the Manager, on behalf of the Issuer, instructed us to:

a.	Ignore differences of +/- $0.50 or less and

b.	Note agreement with a Preliminary Container Data File value of <blank>, “0,” “-“ or “#N/A,” if the Lease Addendum did not indicate that the lessee has a right to purchase the leased container.

xiii.	For the purpose of comparing the remaining term Sample Characteristic for each Sample Container (except for (a) any Sample Available for Sale Containers, if applicable, and (b) the Non Compared Sample Containers), the Manager, on behalf of the Issuer, instructed us to

a.	Recalculate the remaining term as the maximum of:

(1)	The result obtained by:

(i)	Calculating the difference in days between the:

(a)	Contract end date, as shown in the Lease Addendum or Mistral System Screen Shots (and in accordance with any other applicable note(s)), and

(b)	Later of the:

1.	Statistical Cut-Off Date and

2.	Contract begin date, as shown in the Lease Addendum or Mistral System Screen Shots (and in accordance with any other applicable note(s)),

(ii)	Dividing the result obtained above by 365

and

(2)	0

and

b.	Ignore differences of +/- 0.01 or less.

Exhibit 1 to Attachment A Page 6 of 6

Notes: (continued)

xiv.	For the purpose of comparing the age Sample Characteristic for each Sample Container, the Manager, on behalf of the Issuer, instructed us to:

a.	Recalculate the age as the maximum of:

(1)	The result obtained by:

(i)	Calculating the difference in days between the:

(a)	Statistical Cut-Off Date and

(b)	Mfdate, as shown on the Preliminary Container Data File,

(ii)	Dividing the result obtained above by 365,

and

(2)	0

and

b.	Ignore differences of +/- 0.01 or less.

xv.	For the purpose of comparing the net book value Sample Characteristic for each Sample Container (except for the Sample Capital Containers) the Manager, on behalf of the Issuer, instructed us to:

a.	Recalculate the net book value using the Net Book Value Calculation Methodology and

b.	Ignore differences of +/- 1.00% or less (calculated as a percentage of the net book value shown on the Preliminary Container Data File).

For the purpose of comparing the net book value Sample Characteristic for each Sample Capital Container, the Manager, on behalf of the Issuer, instructed us to:

a.	Use the combined end principal balance as of the Statistical Cut-Off Date, as shown on the Flexxperts Amortization Schedules, and

b.	Ignore differences of +/- 1.00% or less (calculated as a percentage of the net book value shown on the Preliminary Container Data File).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Manager, on behalf of the Issuer, described in the notes above.

Exhibit 2 to Attachment A Page 1 of 2

Net Book Value Calculation Methodology

For the purpose of recalculating the net book value Sample Characteristic for each Sample Container (except for the Sample Capital Containers), the Manager, on behalf of the Issuer, instructed us to use the calculation methodology described below:

1.	Calculate the depreciation base (the “Depreciation Base”) for each Sample Container, by subtracting:

a.	The result of multiplying the:

(i)	Cost amount, as shown on the Preliminary Container Data File,

by

(ii)	Salvage percentage value, which we were instructed by the Manager, on behalf of the Issuer, to assume is:

(a)	37% for Sample Containers with an equipment ID value of dry container (“D”) or specials container (“S”) and

(b)	10% for Sample Containers with an equipment ID value of reefer (“R”) or genset (“G”),

all as shown on the Preliminary Container Data File, and in accordance with the decode information shown on the Equipment ID Mapping Schedules,

from

b.	The cost amount, as shown on the Preliminary Container Data File.

2.	Calculate the useful life in days (the “Useful Life in Days”) for each Sample Container, by multiplying 365 by the useful life in years, which we were instructed by the Manager, on behalf of the Issuer, to assume is:

a.	12.5 years for Sample Containers with an equipment ID value of dry container (“D”) or specials container (“S”),

b.	15 years for Sample Containers with an equipment ID value of reefer (“R”) or

c.	12 years for Sample Containers with an equipment ID value of genset (“G”),

all as shown on the Preliminary Container Data File, and in accordance with the decode information shown in the Equipment ID Mapping Schedules.

3.	Calculate the depreciation per day (the “Depreciation per Day”) for each Sample Container by dividing the:

a.	Depreciation Base by

b.	Useful Life in Days,

both as calculated above.

4.	Calculate the number of days since the depreciation date (the “Number of Days Since the Depreciation Date”) for each Sample Container as the maximum of

a.	The difference in days between the:

(i)	Statistical Cut-Off Date and

(ii)	Current depreciation date, as shown on the Preliminary Container Data File,

and

b.	0.

Exhibit 2 to Attachment A Page 2 of 2

5.	Calculate the depreciation (the “Depreciation”) for each Sample Container by multiplying the:

a.	Depreciation per Day by

b.	Number of Days Since the Depreciation Date,

both as calculated above.

6.	Recalculate the net book value for each Sample Container by:

a.	Subtracting the:

(i)	Depreciation, as calculated above,

from

(ii)	Cost amount, as shown on the Preliminary Container Data File, and

b.	Rounding the result obtained above to the second decimal ($XX.XX).